EQUITY - Schedule Using Black-Scholes Module (Details) - Equity-Settled Share-Based Payment Arrangement	3 Months Ended
Jun. 30, 2020 year
Equity Settled Management Share Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise	7.5
Expected volatility, share options granted	17.00%
Liquidity discount	25.00%
Expected dividend as percentage, share options granted	2.00%
Risk free interest rate, share options granted	1.40%
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise	7.5
Expected volatility, share options granted	17.00%
Liquidity discount	25.00%
Expected dividend as percentage, share options granted	2.00%
Risk free interest rate, share options granted	1.40%